Foreign Operations	3 Months Ended
Mar. 31, 2023
Foreign Operations
Foreign Operations

NOTE 15 – Foreign Operations

The Company’s operations are located primarily in the United States, Canada, and the Philippines. Revenues by geographic area are attributed by country of domicile of the Company’s subsidiaries. The financial data by geographic area are as follows (in thousands):

	United States	Canada	India	Philippines	Eliminations	Total
For the Period Ended March 31, 2023 (Successor):
Revenues by geographic area	$272	$70	$-	$196	$(196)	$342
Operating income (loss) by geographic area	$(486)	$(158)	$-	$157	$-	$(487)
Net income (loss) by geographic area	$2,780	$(158)	$-	$157	$(21)	$2,758

For the Period Ended March 14, 2023 (Predecessor):
Revenues by geographic area	$1,395	$285	$-	$160	$(220)	$1,620
Operating income (loss) by geographic area	$(3,479)	$(905)	$-	$3	$-	$(4,381)
Net income (loss) by geographic area	$(3,342)	$(1,041)	$-	$3	$-	$(4,380)

For the Three Months Ended March 31, 2022 (Predecessor):
Revenues by geographic area	$2,167	$601	$270	$-	$(456)	$2,582
Operating income (loss) by geographic area	$(650)	$(1,008)	$72	$-	$14	$(1,572)
Net income (loss) by geographic area	$(519)	$(1,139)	$(27)	$-	$14	$(1,671)

As of March 31, 2023 (Successor)
Identifiable assets by geographic area	$75,059	$991	$-	$405	$(71)	$76,384
Long lived assets by geographic area	$20,817	$417	$-	$222	$-	$21,455
Goodwill by geographic area	$44,122	$-	$-	$-	$-	$44,122

As of December 31, 2022 (Predecessor)
Identifiable assets by geographic area	$24,591	$5,484	$228	$415	$(1,438)	$29,280
Long lived assets by geographic area	$15,558	$4,788	$98	$215	$-	$20,659
Goodwill by geographic area	$-	$-	$-	$-	$-	$-